Operating Lease (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Operating Lease, Lease Income [Abstract]
Operating lease right-of-use lease asset	$ 624,157	$ 2,300,000
Accumulated amortization	(43,928)	(197,935)
Net balance	580,229	2,102,065
Lease liability, current portion	62,182	373,860
Lease liability, long term	518,047	1,728,205
Total operating lease liabilities	$ 580,229	$ 2,102,065
Weighted Average Remaining Lease Term - operating leases	89 months	54 months
Weighted Average Discount Rate - operating leases	6.85%	6.50%